Income taxes (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating loss and tax credit carryforwards
Tax loss carryforwards	$ 453,508,000
Credits on IETU losses	18,884,000
Tax loss carryforwards used during the period	72,600,000		50,900,000
Tax loss carryforwards expired during the period		69,000,000	56,700,000
2013
Operating loss and tax credit carryforwards
Tax loss carryforwards	82,827,000
2014
Operating loss and tax credit carryforwards
Tax loss carryforwards	30,517,000
2016
Operating loss and tax credit carryforwards
Tax loss carryforwards	227,784,000
2017
Operating loss and tax credit carryforwards
Tax loss carryforwards	24,655,000
2018
Operating loss and tax credit carryforwards
Tax loss carryforwards	79,453,000
2021
Operating loss and tax credit carryforwards
Tax loss carryforwards	8,272,000
Credits on IETU losses	17,623,000
2022
Operating loss and tax credit carryforwards
Credits on IETU losses	$ 1,261,000